Diamond Hill Small Cap Fund
Diamond Hill Small Cap Fund
Investment Objective
The investment objective of the Diamond Hill Small Cap Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 55 of the fund’s prospectus and the Shares of the Funds section on page 46 of the fund’s statement of additional information. You may be required to pay a commission to a broker in connection with purchasing Class I shares of the fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Diamond Hill Small Cap Fund	Class A	Class C	Class I	Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Diamond Hill Small Cap Fund		Class A	Class C	Class I	Class Y
Management Fees (as a percentage of Assets)		0.80%	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):	[1]	0.21%	0.21%	0.17%	0.05%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%
Expenses (as a percentage of Assets)		1.28%	2.03%	0.99%	0.87%
Fee Waiver or Reimbursement	[2]	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		1.27%	2.02%	0.98%	0.86%
[1]	Other expenses have been restated to reflect current expenses.
[2]	The Fund may invest in another Diamond Hill Fund. The Fund's adviser has contractually agreed to permanently waive a portion of its management fee in the pro-rata amount of the management fee charged by the underlying Diamond Hill Funds. This agreement can only be terminated by the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Diamond Hill Small Cap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	623	883	1,162	1,957
Class C	305	634	1,088	2,348
Class I	100	312	542	1,201
Class Y	88	274	477	1,061

Expense Example, No Redemption - Diamond Hill Small Cap Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	623	883	1,162	1,957
Class C	205	634	1,088	2,348
Class I	100	312	542	1,201
Class Y	88	274	477	1,061

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal Investment Strategy
The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small market capitalizations that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks. Small cap companies are defined as companies with market capitalizations at the time of purchase below $3 billion or in the range of those market capitalizations of companies included in the Russell 2000 Index at the time of purchase. The capitalization range of the Russell 2000 Index is between $20 million and $13 billion as of January 31, 2018. The size of the companies included in the Russell 2000 Index will change with market conditions.
The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.
Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.

Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.
Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.
Small Cap Company Risk  Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.
Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

CLASS I ANNUAL TOTAL RETURN YEARS ENDED 12/31

Best Quarter:	2Q ‘09, +21.67%
Worst Quarter:	4Q ‘08, -22.03%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/17
The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Average Annual Total Returns - Diamond Hill Small Cap Fund	Label	1 Year	5 Years	10 Years	Inception Date
Russell 2000 Index	Russell 2000 Index	14.65%	14.12%	8.71%
Class A	Class A Before Taxes	5.09%	11.03%	7.57%	Dec. 29, 2000
Class C	Class C Before Taxes	8.80%	11.33%	7.32%	Feb. 20, 2001
Class I	Class I Before Taxes	10.95%	12.48%	8.45%	Apr. 29, 2005
Class I | After Taxes on Distributions	After Taxes on Distributions	9.21%	11.29%	7.69%	Apr. 29, 2005
Class I | After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	7.59%	9.85%	6.82%	Apr. 29, 2005
Class Y	Class Y Before Taxes	11.06%	12.62%	8.38%	Dec. 30, 2011

Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. Class Y performance has been adjusted to reflect differences in sales charges.
The Russell 2000 Index is a market-capitalization weighted index measuring performance of the smallest 2,000 companies, on a market capitalization basis, in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.
You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Diamond Hill Small-Mid Cap Fund
Diamond Hill Small-Mid Cap Fund
Investment Objective
The investment objective of the Diamond Hill Small-Mid Cap Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 55 of the fund’s prospectus and the Shares of the Funds section on page 46 of the fund’s statement of additional information. You may be required to pay a commission to a broker in connection with purchasing Class I shares of the fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Diamond Hill Small-Mid Cap Fund	Class A	Class C	Class I	Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Diamond Hill Small-Mid Cap Fund		Class A	Class C	Class I	Class Y
Management Fees (as a percentage of Assets)		0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):	[1]	0.21%	0.21%	0.17%	0.05%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%
Expenses (as a percentage of Assets)		1.23%	1.98%	0.94%	0.82%
Fee Waiver or Reimbursement	[2]	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		1.22%	1.97%	0.93%	0.81%
[1]	Other expenses have been restated to reflect current expenses.
[2]	The Fund may invest in another Diamond Hill Fund. The Fund's adviser has contractually agreed to permanently waive a portion of its management fee in the pro-rata amount of the management fee charged by the underlying Diamond Hill Funds. This agreement can only be terminated by the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Diamond Hill Small-Mid Cap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	618	868	1,137	1,903
Class C	300	618	1,062	2,296
Class I	95	296	515	1,143
Class Y	83	259	450	1,002

Expense Example, No Redemption - Diamond Hill Small-Mid Cap Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	618	868	1,137	1,903
Class C	200	618	1,062	2,296
Class I	95	296	515	1,143
Class Y	83	259	450	1,002

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategy
The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with small and medium market capitalizations that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks. Small and mid cap companies are defined as companies with market capitalizations at the time of purchase between $500 million and $10 billion or in the range of those market capitalizations of companies included in the Russell 2500 Index at the time of purchase. The capitalization range of the Russell 2500 Index is between $20 million and $19.9 billion as of January 31, 2018. The size of the companies included in the Russell 2500 Index will change with market conditions.
The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.
Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating; or, if it identifies a stock that it believes offers a better investment opportunity.

Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.
Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.
Small Cap and Mid Cap Company Risk  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.
Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

CLASS I ANNUAL TOTAL RETURN YEARS ENDED 12/31

Best Quarter:	2Q ‘09, +30.36%
Worst Quarter:	4Q ‘08, -23.98%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/17
The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Average Annual Total Returns - Diamond Hill Small-Mid Cap Fund	Label	1 Year	5 Years	10 Years	Inception Date
Russell 2500 Index	Russell 2500 Index	16.81%	14.33%	9.22%
Class A	Class A Before Taxes	2.95%	13.14%	9.53%	Dec. 30, 2005
Class C	Class C Before Taxes	6.49%	13.45%	9.28%	Dec. 30, 2005
Class I	Class I Before Taxes	8.63%	14.61%	10.43%	Dec. 30, 2005
Class I | After Taxes on Distributions	After Taxes on Distributions	7.74%	13.76%	9.87%	Dec. 30, 2005
Class I | After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	5.57%	11.61%	8.53%	Dec. 30, 2005
Class Y	Class Y Before Taxes	8.77%	14.78%	10.36%	Dec. 30, 2011

Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. Class Y performance has been adjusted to reflect differences in sales charges.
The Russell 2500 Index is a market-capitalization weighted index measuring performance of the smallest 2,500 companies, on a market capitalization basis, in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.
You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Diamond Hill Mid Cap Fund
Diamond Hill Mid Cap Fund
Investment Objective
The investment objective of the Diamond Hill Mid Cap Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 55 of the fund’s prospectus and the Shares of the Funds section on page 46 of the fund’s statement of additional information. You may be required to pay a commission to a broker in connection with purchasing Class I shares of the fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Diamond Hill Mid Cap Fund	Class A	Class I	Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Diamond Hill Mid Cap Fund		Class A	Class I	Class Y
Management Fees (as a percentage of Assets)		0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	none	none
Other Expenses (as a percentage of Assets):	[1]	0.21%	0.17%	0.05%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%
Expenses (as a percentage of Assets)		1.08%	0.79%	0.67%
Fee Waiver or Reimbursement	[2]	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		1.07%	0.78%	0.66%
[1]	Other expenses have been restated to reflect current expenses.
[2]	The Fund may invest in another Diamond Hill Fund. The Fund's adviser has contractually agreed to permanently waive a portion of its management fee in the pro-rata amount of the management fee charged by the underlying Diamond Hill Funds. This agreement can only be terminated by the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Diamond Hill Mid Cap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	604	823	1,061	1,740
Class I	80	249	433	966
Class Y	67	211	368	822

Expense Example, No Redemption - Diamond Hill Mid Cap Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	604	823	1,061	1,740
Class I	80	249	433	966
Class Y	67	211	368	822

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategy
The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with medium market capitalizations that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks. Mid cap companies are defined as companies with market capitalizations at the time of purchase between $1.5 billion and $20 billion or in the range of those market capitalizations of companies included in the Russell Midcap Index at the time of purchase. The capitalization range of the Russell Midcap Index is between $914 million and $37.7 billion as of January 31, 2018. The size of the companies included in the Russell Midcap Index will change with market conditions.
The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.
Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.

Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.
Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.
Small Cap and Mid Cap Company Risk  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.
Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

CLASS I ANNUAL TOTAL RETURN YEARS ENDED 12/31

Best Quarter:	4Q'16, +7.55%
Worst Quarter:	3Q'15, -5.44%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/17
The average annual total returns for the fund’s Class A shares below are reduced to reflect the maximum applicable sales charges for each class of shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Average Annual Total Returns - Diamond Hill Mid Cap Fund	Label	1 Year	Since Inception	Inception Date
Russell Midcap Index	Russell Midcap Index	18.52%	10.48%
Class A	Class A Before Taxes	4.65%	753.00%	Dec. 31, 2013
Class I	Class I Before Taxes	10.47%	9.24%	Dec. 31, 2013
Class I | After Taxes on Distributions	After Taxes on Distributions	10.00%	898.00%	Dec. 31, 2013
Class I | After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	6.28%	722.00%	Dec. 31, 2013
Class Y	Class Y Before Taxes	10.51%	935.00%	Dec. 31, 2013

The Russell Midcap Index is a market-capitalization weighted index measuring performance of the 800 smallest companies in the Russell 1000 Index. The Russell 1000 Index measures performance of the largest 1000 companies in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.
You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Diamond Hill Large Cap Fund
Diamond Hill Large Cap Fund
Investment Objective
The investment objective of the Diamond Hill Large Cap Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 55 of the fund’s prospectus and the Shares of the Funds section on page 46 of the fund’s statement of additional information. You may be required to pay a commission to a broker in connection with purchasing Class I shares of the fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Diamond Hill Large Cap Fund	Class A	Class C	Class I	Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Diamond Hill Large Cap Fund		Class A	Class C	Class I	Class Y
Management Fees (as a percentage of Assets)		0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):	[1]	0.21%	0.21%	0.17%	0.05%
Expenses (as a percentage of Assets)		0.96%	1.71%	0.67%	0.55%
[1]	Other expenses have been restated to reflect current expenses.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Diamond Hill Large Cap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	593	791	1,004	1,619
Class C	274	539	928	2,019
Class I	68	214	373	835
Class Y	56	176	307	689

Expense Example, No Redemption - Diamond Hill Large Cap Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	593	791	1,004	1,619
Class C	174	539	928	2,019
Class I	68	214	373	835
Class Y	56	176	307	689

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategy
The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with large market capitalizations that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks. Large cap companies are defined as companies with market capitalizations at the time of purchase of $5 billion or greater, or in the range of those market capitalizations of companies included in the Russell 1000 Index at the time of purchase. The capitalization range of the Russell 1000 Index is between $914 million and $859.6 billion as of January 31, 2018. The size of the companies included in the Russell 1000 Index will change with market conditions.
The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.
Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.

Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.
Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.
Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

CLASS I ANNUAL TOTAL RETURN YEARS ENDED 12/31

Best Quarter:	2Q ‘09, +17.95%
Worst Quarter:	4Q ‘08, -21.48%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/17
The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Average Annual Total Returns - Diamond Hill Large Cap Fund	Label	1 Year	5 Years	10 Years	Inception Date
Russell 1000 Index	Russell 1000 Index	21.69%	15.71%	8.59%
Class A	Class A Before Taxes	13.97%	14.15%	7.65%	Jun. 29, 2001
Class C	Class C Before Taxes	18.04%	14.47%	7.39%	Sep. 25, 2001
Class I	Class I Before Taxes	20.30%	15.64%	8.54%	Jan. 31, 2005
Class I | After Taxes on Distributions	After Taxes on Distributions	18.97%	14.27%	7.77%	Jan. 31, 2005
Class I | After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	12.57%	12.40%	6.84%	Jan. 31, 2005
Class Y	Class Y Before Taxes	20.42%	15.79%	8.47%	Dec. 30, 2011

Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. Class Y performance has been adjusted to reflect differences in sales charges.
The Russell 1000 Index is a widely recognized unmanaged market-capitalization weighted index measuring the performance of the 1,000 largest U.S. companies, based on total market capitalization basis.
You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Diamond Hill All Cap Select Fund
Diamond Hill All Cap Select Fund
Investment Objective
The investment objective of the Diamond Hill All Cap Select Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fun
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 55 of the fund’s prospectus and the Shares of the Funds section on page 46 of the fund’s statement of additional information. You may be required to pay a commission to a broker in connection with purchasing Class I shares of the fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Diamond Hill All Cap Select Fund	Class A	Class C	Class I	Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Diamond Hill All Cap Select Fund		Class A	Class C	Class I	Class Y
Management Fees (as a percentage of Assets)		0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):	[1]	0.21%	0.21%	0.17%	0.05%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.17%	1.92%	0.88%	0.76%
Fee Waiver or Reimbursement	[2]	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		1.16%	1.91%	0.87%	0.75%
[1]	Other expenses have been restated to reflect current expenses.
[2]	The Fund may invest in another Diamond Hill Fund. The Fund's adviser has contractually agreed to permanently waive a portion of its management fee in the pro-rata amount of the management fee charged by the underlying Diamond Hill Funds. This agreement can only be terminated by the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Diamond Hill All Cap Select Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	612	850	1,106	1,839
Class C	294	600	1,032	2,233
Class I	89	278	482	1,073
Class Y	77	240	417	930

Expense Example, No Redemption - Diamond Hill All Cap Select Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	612	850	1,106	1,839
Class C	194	600	1,032	2,233
Class I	89	278	482	1,073
Class Y	77	240	417	930

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategy
The fund, under normal market conditions, invests its assets in 30 to 40 select U.S. equity securities of any size capitalization that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks.
The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.
Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.

Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.
Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.
Small Cap and Mid Cap Company Risk  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.
Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

CLASS I ANNUAL TOTAL RETURN YEARS ENDED 12/31

Best Quarter:	2Q ‘09, +20.03%
Worst Quarter:	4Q ‘08, -20.99%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2017
The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Average Annual Total Returns - Diamond Hill All Cap Select Fund	Label	1 Year	5 Years	10 Years	Inception Date
Russell 3000 Index	Russell 3000 Index	21.13%	15.58%	8.60%
Class A	Class A Before Taxes	13.95%	14.51%	7.74%	Dec. 30, 2005
Class C	Class C Before Taxes	18.07%	14.83%	7.48%	Dec. 30, 2005
Class I	Class I Before Taxes	20.33%	16.00%	8.61%	Dec. 30, 2005
Class I | After Taxes on Distributions	After Taxes on Distributions	20.31%	14.13%	7.57%	Dec. 30, 2005
Class I | After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	11.53%	12.31%	6.71%	Dec. 30, 2005
Class Y	Class Y Before Taxes	20.45%	16.15%	8.55%	Dec. 30, 2011

Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. Class Y performance has been adjusted to reflect differences in sales charges.
The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization.
You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Diamond Hill Long-Short Fund
Diamond Hill Long-Short Fund
Investment Objective
The investment objective of the Diamond Hill Long-Short Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 55 of the fund’s prospectus and the Shares of the Funds section on page 46 of the fund’s statement of additional information. You may be required to pay a commission to a broker in connection with purchasing Class I shares of the fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Diamond Hill Long-Short Fund	Class A	Class C	Class I	Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Diamond Hill Long-Short Fund		Class A	Class C	Class I	Class Y
Management Fees (as a percentage of Assets)		0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Component1 Other Expenses	[1]	0.21%	0.21%	0.17%	0.05%
Component2 Other Expenses		0.57%	0.57%	0.57%	0.57%
Other Expenses (as a percentage of Assets):		0.78%	0.78%	0.74%	0.62%
Acquired Fund Fees and Expenses		0.03%	0.03%	0.03%	0.03%
Expenses (as a percentage of Assets)		1.96%	2.71%	1.67%	1.55%
Fee Waiver or Reimbursement	[2]	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		1.95%	2.70%	1.66%	1.54%
[1]	Administration fees have been restated to reflect current expenses.
[2]	The Fund may invest in another Diamond Hill Fund. The Fund's adviser has contractually agreed to permanently waive a portion of its management fee in the pro-rata amount of the management fee charged by the underlying Diamond Hill Funds. This agreement can only be terminated by the Fund's Board of Trustees.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Diamond Hill Long-Short Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	688	1,082	1,500	2,661
Class C	373	838	1,430	3,032
Class I	169	523	902	1,965
Class Y	157	486	839	1,834

Expense Example, No Redemption - Diamond Hill Long-Short Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	688	1,082	1,500	2,661
Class C	273	838	1,430	3,032
Class I	169	523	902	1,965
Class Y	157	486	839	1,834

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategy
The fund, under normal market conditions, invests its assets in U.S. equity securities of any size capitalization that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued and selling short equity securities of any size capitalization the Adviser believes are overvalued. Equity securities consist of common and preferred stocks.
The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.
The fund also will sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund’s assets will as a matter of practice be invested in short sales. The fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the fund’s net assets.
Once a stock is purchased or sold short, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security (or repurchase a security sold short) as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating (or improving in the case of a short sale); or, if it identifies a stock that it believes offers a better investment opportunity.

Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.
Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.
Small Cap and Mid Cap Company Risk  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.
Short Sale Risk  The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.
Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results. In addition, there is no guarantee that the use of long and short positions will succeed in limiting the fund’s exposure to stock market movements, sector-swings or other risk factors. The strategy used by the fund involves complex securities transactions that involve risks different than direct equity investments.

Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

CLASS I ANNUAL TOTAL RETURN YEARS ENDED 12/31

Best Quarter:	2Q ‘09, +13.05%
Worst Quarter:	4Q ‘08, -15.49%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2017
The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Average Annual Total Returns - Diamond Hill Long-Short Fund	Label	1 Year	5 Years	10 Years	Inception Date
Russell 1000 Index	Russell 1000 Index	21.69%	15.71%	8.59%
60% Russell 1000 Index/40% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index	60% Russell 1000 Index/40% ICE BofA Merrill Lynch U.S. T-Bill 0-3 Month Index	12.92%	9.39%	5.52%
Class A	Class A Before Taxes	0.37%	7.47%	3.70%	Jun. 30, 2000
Class C	Class C Before Taxes	3.83%	7.77%	3.45%	Feb. 13, 2001
Class I	Class I Before Taxes	5.99%	8.89%	4.55%	Jan. 31, 2005
Class I | After Taxes on Distributions	After Taxes on Distributions	5.46%	8.57%	4.35%	Jan. 31, 2005
Class I | After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	3.82%	7.01%	3.61%	Jan. 31, 2005
Class Y	Class Y Before Taxes	6.07%	9.02%	4.49%	Dec. 30, 2011

Historical performance for Class Y shares prior to their inception is based on the performance of Class A shares. Class Y performance has been adjusted to reflect differences in sales charges.
The Fund’s primary benchmark, the Russell 1000, is a widely recognized unmanaged market-capitalization weighted index measuring the performance of the largest 1,000 U.S. companies, based on total market capitalization basis.
The Fund’s secondary benchmark, the 60% Russell 1000 Index/40% ICE BofA Merrill Lynch U.S. T-Bill 0-3 Month Index, is a blended index representing a 60% weighting of the Russell 1000 index as described above, and a 40% weighting of the ICE BofA Merrill Lynch U.S. T-Bill 0-3 Month Index. The ICE BofA Merrill Lynch U.S. T-Bill 0-3 Month Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.
You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Diamond Hill Research Opportunities Fund
Diamond Hill Research Opportunities Fund
Investment Objective
The investment objective of the Diamond Hill Research Opportunities Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 55 of the fund’s prospectus and the Shares of the Funds section on page 46 of the fund’s statement of additional information. You may be required to pay a commission to a broker in connection with purchasing Class I shares of the fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Diamond Hill Research Opportunities Fund	Class A	Class C	Class I	Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Diamond Hill Research Opportunities Fund		Class A	Class C	Class I	Class Y
Management Fees (as a percentage of Assets)		0.95%	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Component1 Other Expenses	[1]	0.21%	0.21%	0.17%	0.05%
Component2 Other Expenses		0.39%	0.39%	0.39%	0.39%
Other Expenses (as a percentage of Assets):		0.60%	0.60%	0.56%	0.44%
Expenses (as a percentage of Assets)		1.80%	2.55%	1.51%	1.39%
[1]	Administration fees have been restated to reflect current expenses.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Diamond Hill Research Opportunities Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	674	1,038	1,426	2,510
Class C	358	793	1,355	2,885
Class I	154	477	824	1,802
Class Y	142	440	761	1,669

Expense Example, No Redemption - Diamond Hill Research Opportunities Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	674	1,038	1,426	2,510
Class C	258	793	1,355	2,885
Class I	154	477	824	1,802
Class Y	142	440	761	1,669

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategy
The fund, under normal market conditions, invests its assets primarily in U.S. equity securities of any size that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued. The fund may also invest up to 40% of its net assets in foreign equity securities, including equity securities in emerging market countries. Equity securities consist of common and preferred stocks.
The fund is managed by a team of research analysts of the Adviser, each of whom is a co-manager of the fund. Research analysts are organized into sector teams. Within the sector teams, each analyst is assigned assets and is responsible for an industry-specific portion of the portfolio (the “Sleeve”). Each co-manager is directly responsible for selecting securities and determining security weights within their respective Sleeve.
The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.
The fund may sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund’s assets will as a matter of practice be invested in short sales. The fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 70% of the value of the fund’s net assets.
Once a stock is purchased or sold short, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security (or repurchase a security sold short) as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating (or improving in the case of a short sale); or, if it identifies a stock that it believes offers a better investment opportunity.

Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.
Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.
Foreign and Emerging Markets Risk  The fund may invest in non-U.S. securities and U.S. securities of companies domiciled in foreign (non-U.S.) countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investments, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in emerging markets as events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Short Sale Risk  The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.
Small Cap and Mid Cap Company Risk  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.
Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results. In addition, there is no guarantee that the use of long and short positions will succeed in limiting the fund’s exposure to stock market movements, sector-swings or other risk factors. The strategy used by the fund involves complex securities transactions that involve risks different than direct equity investments.

Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. Prior to calendar year 2012, the bar chart and table reflect the past performance of Diamond Hill Research Partners, L.P. (the “Research Partnership”), a private fund managed with full investment authority by the fund’s Adviser, and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year over the periods indicated and by showing how the fund’s average annual total returns for the periods indicated compared to a relevant market index. The fund is managed in all material respects in a manner equivalent to the management of the predecessor unregistered fund. The fund’s objectives, policies, guidelines and restrictions are in all material respects equivalent to the predecessor, and the fund was created for reasons entirely unrelated to the establishment of a performance record. The assets of the Research Partnership were converted, based on their value on December 30, 2011, into assets of the fund prior to commencement of operations of the fund. The performance of the Research Partnership has been restated to reflect the net expenses and maximum applicable sales charge of the fund for its initial years of investment operations. The Research Partnership was not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Research Partnership had been registered under the 1940 Act, its performance may have been adversely affected. Performance of the fund prior to calendar year 2012 is measured from March 31, 2009, the inception of the Research Partnership, and is not the performance of the fund. The fund’s and the Research Partnership’s past performance is not necessarily an indication of how the fund will perform in the future either before or after taxes. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

CLASS I ANNUAL TOTAL RETURN YEARS ENDED 12/31

Best Quarter:	1Q'12, +13.37%
Worst Quarter:	3Q'11, -10.91%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2017
The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. The one year and five year after-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes. After-tax returns are not provided prior to five years because the Research Partnership’s tax treatment was different than that of a registered investment company.

Average Annual Total Returns - Diamond Hill Research Opportunities Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Russell 3000 Index	Russell 3000 Index	21.13%	15.58%	17.44%
75% Russell 3000 Index/25% BofA Merrill Lynch U.S. T-Bill 0-3 Month Index	75% Russell 3000 Index/25% ICE BofA Merrill Lynch U.S. T-Bill 0-3 Month Index	15.74%	11.65%	13.05%
Class A	Class A Before Taxes	7.33%	9.56%	12.52%	Dec. 30, 2011
Class C	Class C Before Taxes	11.12%	9.87%	12.34%	Dec. 30, 2011
Class I	Class I Before Taxes	13.34%	10.99%	13.49%	Dec. 30, 2011
Class I | After Taxes on Distributions	After Taxes on Distributions	12.61%	9.55%		Dec. 30, 2011
Class I | After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	8.14%	8.45%		Dec. 30, 2011
Class Y	Class Y Before Taxes	13.47%	11.14%	13.64%	Dec. 30, 2011

The Russell 3000 Index is a market-capitalization weighted index measuring performance of the 3,000 largest U.S. companies based on total market capitalization.
The Fund’s secondary benchmark, the 75% Russell 3000 Index/25% ICE BofA Merrill Lynch U.S. T-Bill 0-3 Month Index, is a blended index representing a 75% weighting of the Russell 3000 index as described above, and a 25% weighting of the ICE BofA Merrill Lynch U.S. T-Bill 0-3 Month Index. The ICE BofA Merrill Lynch U.S. T-Bill 0-3 Month Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.
You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Diamond Hill Financial Long-Short Fund
Diamond Hill Financial Long-Short Fund
Investment Objective
The investment objective of the Diamond Hill Financial Long-Short Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 55 of the fund’s prospectus and the Shares of the Funds section on page 46 of the fund’s statement of additional information. You may be required to pay a commission to a broker in connection with purchasing Class I shares of the fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Diamond Hill Financial Long-Short Fund	Class A	Class C	Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%	none	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Diamond Hill Financial Long-Short Fund		Class A	Class C	Class I
Management Fees (as a percentage of Assets)		0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Component1 Other Expenses	[1]	0.21%	0.21%	0.17%
Component2 Other Expenses		0.45%	0.45%	0.45%
Other Expenses (as a percentage of Assets):		0.66%	0.66%	0.62%
Expenses (as a percentage of Assets)		1.86%	2.61%	1.57%
[1]	Administration fees have been restated to reflect current expenses.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Diamond Hill Financial Long-Short Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	679	1,056	1,456	2,571
Class C	364	811	1,385	2,944
Class I	160	496	855	1,867

Expense Example, No Redemption - Diamond Hill Financial Long-Short Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	679	1,056	1,456	2,571
Class C	264	811	1,385	2,944
Class I	160	496	855	1,867

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategy
The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities of banks, thrifts, specialty lending institutions, insurance companies, real estate investment trusts and other financial services companies that Diamond Hill Capital Management, Inc. (“the Adviser”) believes are undervalued. Effective May 1, 2018, the fund, under normal market conditions, will invest at least 80% of its net assets in equity securities of banks, thrifts, specialty lending institutions, insurance companies, real estate investment trusts and other financial services companies that the Adviser believes are undervalued. The fund may also invest up to 20% of its net assets in foreign equity securities, including equity securities in emerging market countries. Equity securities consist of common and preferred stocks.
The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.
The fund also will sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund’s assets will as a matter of practice be invested in short sales. The fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the fund’s net assets.
Once a stock is purchased or sold short, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security (or repurchase a security sold short) as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating (or improving in the case of a short sale) or if it identifies a stock that it believes offers a better investment opportunity.

Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.
Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.
Financial Sector Risk  Because the fund’s portfolio is concentrated in the financial services industry, it is subject to risks in addition to those that apply to the general equity market. Economic, legislative or regulatory developments may occur which significantly affect the entire sector. This may cause the fund’s net asset value to fluctuate more than that of a fund that does not concentrate in a particular industry.
Small Cap and Mid Cap Company Risk  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.
Foreign and Emerging Markets Risk  The fund may invest in non-U.S. securities and U.S. securities of companies domiciled in foreign (non-U.S.) countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investments, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in emerging markets as events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Short Sale Risk  The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.
Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results. In addition, there is no guarantee that the use of long and short positions will succeed in limiting the fund’s exposure to stock market movements, sector-swings or other risk factors. The strategy used by the fund involves complex securities transactions that involve risks different than direct equity investments. In addition, some of the fund’s Portfolio Managers have no experience managing a mutual fund.

Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

CLASS I ANNUAL TOTAL RETURN YEARS ENDED 12/31

Best Quarter:	2Q'09, +41.97%
Worst Quarter:	1Q'09, -29.06%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2017
The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class A shares only and will vary from the after-tax returns for the other share classes.

Average Annual Total Returns - Diamond Hill Financial Long-Short Fund	Label	1 Year	5 Years	10 Years	Inception Date
Class A	Class A Before Taxes	6.02%	12.18%	4.56%	Aug. 01, 1997
Class C	Class C Before Taxes	9.76%	12.50%	4.29%	Jun. 03, 1999
Class I	Class I Before Taxes	11.90%	13.66%	5.42%	Dec. 31, 2006
Class I | After Taxes on Distributions	After Taxes on Distributions	11.86%	13.60%	5.24%	Dec. 31, 2006
Class I | After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	6.77%	10.97%	4.28%	Dec. 31, 2006
Class I | Russell 3000 Index	Russell 3000 Financials Index	19.95%	16.92%	5.12%
Class I | 80% Russell 3000 Financials Index/20% BofA Merrill Lynch US T-Bill 0-3 Month Index	80% Russell 3000 Financials Index/20% ICE BofA Merrill Lynch US T-Bill 0-3 Month Index	15.92%	13.51%	4.57%

The Russell 3000 Financials Index is a subset of the Russell 3000 Index that measures the performance of the securities classified in the financial services sector of the U.S. equity market. The Russell 3000 Index is a market-capitalization weighted index measuring performance of the 3,000 largest U.S. companies based on total market capitalization.
The Fund’s secondary benchmark, the 80% Russell 3000 Financials Index/20% ICE BofA Merrill Lynch U.S. T-Bill 0-3 Month Index, is a blended index representing a 80% weighting of the Russell 3000 Financials Index as described above, and a 20% weighting of the ICE BofA Merrill Lynch U.S. T-Bill 0-3 Month Index. The ICE BofA Merrill Lynch U.S. T-Bill 0-3 Month Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.
You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Diamond Hill Global Fund
Diamond Hill Global Fund
Investment Objective
The investment objective of the Diamond Hill Global Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 55 of the fund’s prospectus and the Shares of the Funds section on page 46 of the fund’s statement of additional information. You may be required to pay a commission to a broker in connection with purchasing Class I shares of the fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Diamond Hill Global Fund	Class A	Class I	Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Diamond Hill Global Fund		Class A	Class I	Class Y
Management Fees (as a percentage of Assets)		0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	none	none
Component1 Other Expenses		0.21%	0.17%	0.05%
Component2 Other Expenses	[1]	0.05%	0.05%	0.05%
Other Expenses (as a percentage of Assets):	[1]	0.26%	0.22%	0.10%
Expenses (as a percentage of Assets)		1.21%	0.92%	0.80%
[1]	Other expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Diamond Hill Global Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	617	865
Class I	94	293
Class Y	82	255

Expense Example, No Redemption - Diamond Hill Global Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Class A	617	865
Class I	94	293
Class Y	82	255

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. Because the fund had not commenced operations as of the prior fiscal year end period, no portfolio turnover rate has been provided.

Principal Investment Strategy
The fund, under normal market conditions, invests its assets primarily in U.S. and foreign equity securities of any size, or from any country, including emerging market countries, that Diamond Hill Capital Management, Inc. (the “Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks. Under normal market conditions, the fund will invest between 40% and 70% of its net assets in securities issued by companies (i) that are headquartered or have their principal place of business outside the U.S., (ii) whose primary trading markets are outside the U.S. or (iii) that have at least 50% of their assets in, or expect to derive at least 50% of their total revenues or profits from, goods or services produced in or sales made in countries outside the U.S. However, if market conditions are not deemed favorable by the Adviser, the fund may limit its investments outside the U.S. to 30% of its net assets. Emerging market countries include those generally recognized to be an emerging market country by the international financial community, including the World Bank; classified by the United Nations as a developing country; or classified as an emerging market country by Morningstar, Inc.
The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.
Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating, or if it identifies a stock that it believes offers a better investment opportunity.

Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.
Equity Market Risk  Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.
Foreign and Emerging Markets Risk  The fund may invest in securities listed on a foreign market and U.S. exchange listed securities of companies domiciled in foreign (non-U.S.) countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in emerging markets.
Small Cap and Mid Cap Company Risk  Investments in small cap and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.
Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility - or variability - of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The bar chart and table reflect the past performance of the Global Partnership, a private fund managed with full investment authority by the Adviser, and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year over the periods indicated and by showing how the fund’s average annual total returns for the periods indicated compared to a relevant market index. The fund is managed in all material respects in a manner equivalent to the management of the predecessor unregistered fund. The fund’s objectives, policies, guidelines and restrictions are in all material respects equivalent to the predecessor, and the fund was created for reasons entirely unrelated to the establishment of a performance record. The assets of the Global Partnership were converted, based on their value on January 2, 2018, into assets of the fund . The performance of the Global Partnership has been restated to reflect the net expenses and maximum applicable sales charge of the fund for its initial years of investment operations. The Global Partnership was not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Global Partnership had been registered under the 1940 Act, its performance may have been adversely affected. The Global Partnership’s past performance is not necessarily an indication of how the fund will perform in the future either before or after taxes. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

CLASS I ANNUAL TOTAL RETURN YEARS ENDED 12/31

Best Quarter:	1Q '17, +8.73%
Worst Quarter:	3Q '15, -10.74%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2017
The average annual total returns for the fund’s Class A shares below are reduced to reflect the maximum applicable sales charges for Class A shares. After-tax returns are not provided because the Global Partnership’s tax treatment was different than that of a registered investment company.

Average Annual Total Returns - Diamond Hill Global Fund	Label	1 Year	Since Inception	Inception Date
Morningstar Global Markets Index	Morningstar Global Markets Index	1.66%	8.10%
Class A	Class A Before Taxes	29.25%	8.24%	Dec. 29, 2017
Class I	Class I Before Taxes	29.64%	8.57%	Dec. 29, 2017
Class I | After Taxes on Distributions	After Taxes on Distributions			Dec. 29, 2017
Class I | After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares			Dec. 29, 2017
Class Y	Class Y Before Taxes	29.77%	8.68%	Dec. 29, 2017

The Morningstar Global Markets Index is an unmanaged, float market capitalization weighted index of more than 7,000 securities that is designed to cover 97% of the equity market capitalization of developed and emerging markets. The index (net) returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties. Withholding rates applicable to the fund may be lower.
You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Diamond Hill Short Duration Total Return Fund
Diamond Hill Short Duration Total Return Fund
Investment Objective
The investment objective of the Diamond Hill Short Duration Total Return Fund is to maximize total return consistent with the preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 55 of the fund’s prospectus and the Shares of the Funds section on page 46 of the fund’s statement of additional information. You may be required to pay a commission to a broker in connection with purchasing Class I shares of the fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Class A	Class I	Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price) | Diamond Hill Short Duration Total Return Fund	2.25%	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Diamond Hill Short Duration Total Return Fund		Class A	Class I	Class Y
Management Fees (as a percentage of Assets)		0.35%	0.35%	0.35%
Distribution and Service (12b-1) Fees		0.25%	none	none
Other Expenses (as a percentage of Assets):	[1]	0.21%	0.17%	0.05%
Expenses (as a percentage of Assets)		0.81%	0.52%	0.40%
[1]	Other expenses have been restated to reflect current expenses.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Diamond Hill Short Duration Total Return Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	306	478	665	1,204
Class I	53	167	291	653
Class Y	41	128	224	505

Expense Example, No Redemption - Diamond Hill Short Duration Total Return Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	306	478	665	1,204
Class I	53	167	291	653
Class Y	41	128	224	505

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Principal Investment Strategy
Under normal market conditions, the fund intends to provide total return by investing at least 80% of its net assets (plus any amounts borrowed for investment purposes) in a diversified portfolio of investment grade, fixed income securities, including bonds, debt securities and other similar U.S. dollar-denominated instruments issued by various U.S. public- or private-sector entities, by foreign corporations or U.S. affiliates of foreign corporations, including those in emerging markets. The fund may invest a significant portion or all of its assets in asset-backed, mortgage-related and mortgage-backed securities at the discretion of Diamond Hill Capital Management, Inc. (the “Adviser”).
Under normal circumstances, the fund will maintain an average portfolio duration of less than three, although under certain market conditions, such as periods of significant volatility in interest rates and spreads, the fund’s average duration may be longer than three. Duration is an approximate measure of a bond's price sensitivity to changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve). The fund may invest in individual fixed income securities with effective durations in excess of three, provided, however, such investments are made within the constraints above.
The fund may invest up to 20% of its assets in below investment grade securities, including those referred to as “junk bonds” (or the unrated equivalent) at the time of purchase.
In selecting securities for the fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, prepayment risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed income markets. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for income and/or capital appreciation in relation to the risk borne.

Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.
Fixed Income Risk  The fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the fund’s investments decreases. Interest rates in the U.S. recently have been near or at historically low levels. Consequently, the risk associated with rising interest rates is heightened at this time.
Inflation Risk  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the fund.
Government Securities Risk The fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and Ginnie Mae, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and Freddie Mac, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and Fannie Mae are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk The fund may invest in asset-backed, mortgage-related and mortgage-backed securities, including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (“CMOs”) and stripped mortgage-backed securities, including those structured as interest only (“IOs”) and principal only (“POs”), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the fund invests may be more volatile and may be subject to higher risk of non-payment. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid. The fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the Adviser, the fund could lose all or substantially all of its investment in inverse IOs.
Prepayment and Call Risk The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the fund may have to reinvest in securities with a lower yield. The fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Credit Risk  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by a fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality also may affect liquidity and make it difficult for the fund to sell the security.
Foreign and Emerging Markets Risk The fund may invest in non-U.S. securities and U.S. securities of companies domiciled in foreign (non-U.S.) countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investments, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in emerging markets as events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
High Yield Securities Risk  The fund will purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.
Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual investments will perform as anticipated.

Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

CLASS I ANNUAL TOTAL RETURN YEARS ENDED 12/31

Best Quarter:	2Q'17, +1.24%
Worst Quarter:	4Q'17, +0.81%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/17
The average annual total returns for the fund’s Class A shares below are reduced to reflect the maximum applicable sales charges for each class of shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Average Annual Total Returns - Diamond Hill Short Duration Total Return Fund	Label	1 Year	Since Inception	Inception Date
Bloomberg Barclays U.S. 1-3 Year Government/Credit Index	Bloomberg Barclays U.S. 1-3 Year Government/Credit Index	0.84%	0.26%
Class A	Class A Before Taxes	1.64%	1.90%	Jul. 05, 2016
Class I	Class I Before Taxes	4.33%	3.76%	Jul. 05, 2016
Class I | After Taxes on Distributions	After Taxes on Distributions	2.79%	2.43%	Jul. 05, 2016
Class I | After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	2.44%	2.26%	Jul. 05, 2016
Class Y	Class Y Before Taxes	4.43%	3.84%	Jul. 05, 2016

The Bloomberg Barclays U.S. 1-3 Year Government/Credit Index is an unmanaged index of investment grade government and corporate bonds with maturities of one to three years.
You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Diamond Hill Core Bond Fund
Diamond Hill Core Bond Fund
Investment Objective
The investment objective of the Diamond Hill Core Bond Fund is to maximize total return consistent with the preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 55 of the fund’s prospectus and the Shares of the Funds section on page 46 of the fund’s statement of additional information. You may be required to pay a commission to a broker in connection with purchasing Class I shares of the fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Class A	Class I	Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price) | Diamond Hill Core Bond Fund	3.50%	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Diamond Hill Core Bond Fund		Class A	Class I	Class Y
Management Fees (as a percentage of Assets)		0.30%	0.30%	0.30%
Distribution and Service (12b-1) Fees		0.25%	none	none
Other Expenses (as a percentage of Assets):	[1]	0.21%	0.17%	0.05%
Expenses (as a percentage of Assets)		0.76%	0.47%	0.35%
[1]	Other expenses have been restated to reflect current expenses.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Diamond Hill Core Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	425	584	758	1,259
Class I	48	151	263	591
Class Y	36	113	197	443

Expense Example, No Redemption - Diamond Hill Core Bond Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	425	584	758	1,259
Class I	48	151	263	591
Class Y	36	113	197	443

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategy
Under normal market conditions, the fund intends to provide total return by investing at least 80% of its net assets (plus any amounts borrowed for investment purposes) in a diversified portfolio of investment grade, fixed income securities, including bonds, debt securities and other similar U.S. dollar-denominated instruments issued by various U.S. public- or private-sector entities, by foreign corporations or U.S. affiliates of foreign corporations, including those in emerging markets. The fund may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities at the discretion of Diamond Hill Capital Management, Inc. (the “Adviser”).
Under normal circumstances, the fund will maintain an average portfolio duration of plus or minus 20% of the duration of the Bloomberg Barclays U.S. Aggregate Bond Index. The Bloomberg Barclays US Aggregate Bond Index is a broad-based index that represents the investment grade, US dollar-denominated fixed-rate taxable bond market. Duration of the Bloomberg Barclays US Aggregate Bond Index was 6.01 as of its last reconstitution date of January 31, 2018. Duration is an approximate measure of a bond’s price sensitivity to changes in interest rates. For instance, a duration of “three” means that a security’s or portfolio’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in yield curve).
In selecting securities for the fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, prepayment risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed-income markets. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for current income and/or capital appreciation in relation to the risk borne.

Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.
Fixed Income Risk  The fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the fund’s investments decreases. Interest rates in the U.S. recently have been near or at historically low levels. Consequently, the risk associated with rising interest rates is heightened at this time.
Inflation Risk  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the fund.
Government Securities Risk The fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and Ginnie Mae, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and Freddie Mac, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and Fannie Mae are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.
Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk The fund may invest in asset-backed, mortgage-related and mortgage-backed securities, including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
Collateralized mortgage obligations (“CMOs”) and stripped mortgage-backed securities, including those structured as interest only (“IOs”) and principal only (“POs”), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the fund invests may be more volatile and may be subject to higher risk of non-payment. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.
The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid. The fund will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the Adviser, the fund could lose all or substantially all of its investment in inverse IOs.
Prepayment and Call Risk The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the fund may have to reinvest in securities with a lower yield. The fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Credit Risk  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by a fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality also may affect liquidity and make it difficult for the fund to sell the security.
Foreign and Emerging Markets Risk The fund may invest in non-U.S. securities and U.S. securities of companies domiciled in foreign (non-U.S.) countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investments, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in emerging markets as events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual investments will perform as anticipated.

Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

CLASS I ANNUAL TOTAL RETURN YEARS ENDED 12/31

Best Quarter:	2Q'17, +1.76%
Worst Quarter:	4Q'17, +0.47%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/17
The average annual total returns for the fund’s Class A shares below are reduced to reflect the maximum applicable sales charges for each class of shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Average Annual Total Returns - Diamond Hill Core Bond Fund	Label	1 Year	Since Inception	Inception Date
Bloomberg Barclays U.S. Aggregate Index	Bloomberg Barclays U.S. Aggregate Index	3.54%	0.15%
Class A	Class A Before Taxes	0.24%	(1.38%)	Jul. 05, 2016
Class I	Class I Before Taxes	4.17%	1.29%	Jul. 05, 2016
Class I | After Taxes on Distributions	After Taxes on Distributions	3.02%	0.29%	Jul. 05, 2016
Class I | After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	2.35%	0.53%	Jul. 05, 2016
Class Y	Class Y Before Taxes	4.22%	1.35%	Jul. 05, 2016

The Bloomberg Barclays U.S. Aggregate Index is an unmanaged index representing the U.S. investment grade fixed rate bond market, with index components for government an corporate securities, mortgage pass-through, and asset-backed securities.
You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Diamond Hill Corporate Credit Fund
Diamond Hill Corporate Credit Fund
Investment Objective
The investment objective of the Diamond Hill Corporate Credit Fund is high current income consistent with the preservation of capital over a five-year time horizon.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 55 of the fund’s prospectus and the Shares of the Funds section on page 46 of the fund’s statement of additional information. You may be required to pay a commission to a broker in connection with purchasing Class I shares of the fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Diamond Hill Corporate Credit Fund	Class A	Class C	Class I	Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.50%	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	1.00%	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Diamond Hill Corporate Credit Fund		Class A	Class C	Class I	Class Y
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):	[1]	0.21%	0.21%	0.17%	0.05%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%
Expenses (as a percentage of Assets)		0.93%	1.68%	0.64%	0.52%
Fee Waiver or Reimbursement	[2]	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		0.92%	1.67%	0.63%	0.51%
[1]	Other expenses have been restated to reflect current expenses.
[2]	The Fund may invest in another Diamond Hill Fund. The Fund’s adviser has contractually agreed to permanently waive a portion of its management fee in the pro-rata amount of the management fee charged by the underlying Diamond Hill Funds. This agreement can only be terminated by the Fund’s Board of Trustees.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Diamond Hill Corporate Credit Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	441	633	841	1,442
Class C	270	526	907	1,976
Class I	64	202	351	786
Class Y	52	164	285	640

Expense Example, No Redemption - Diamond Hill Corporate Credit Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	441	633	841	1,442
Class C	170	526	907	1,976
Class I	64	202	351	786
Class Y	52	164	285	640

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategy
Under normal market conditions, the fund intends to provide exposure to corporate debt securities by investing at least 80% of its net assets in a diversified portfolio of corporate debt securities including those rated investment grade, below investment grade, or are unrated. Below investment grade securities are also known as “junk bonds,” “high yield bonds,” and “non-investment grade bonds.” Such securities may be public or privately placed U.S. dollar denominated debt securities issued by U.S. and foreign companies of any size, which Diamond Hill Capital Management, Inc. (the “Adviser”) believes represent an attractive investment opportunity. Under normal circumstances, the fund will maintain a dollar-weighted effective duration of less than five, although it may invest in individual fixed income securities with effective durations in excess of five.
In addition to corporate bonds, the fund may invest in other debt securities such as trust preferred securities, convertible securities, preferred stock, equity securities, U.S. Government and Agency securities, and mortgage or asset-backed securities. The fund will not typically invest more than 10% of its assets in securities rated at or below Caa1 by Moody’s, CCC+ by Standard & Poor’s and CCC+ by Fitch at time of purchase.
In selecting securities for the fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed-income markets. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for current income and capital appreciation in relation to the risk borne.

Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.
High Yield Securities Risk  The fund will purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.
Fixed Income Risk  The fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the fund’s investments decreases. Interest rates in the U.S. recently have been near or at historically low levels. Consequently, the risk associated with rising interest rates is heightened at this time.
Inflation Risk  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the fund.
Prepayment and Call Risk The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the fund may have to reinvest in securities with a lower yield. The fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Credit Risk  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by a fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality also may affect liquidity and make it difficult for the fund to sell the security.
Foreign and Emerging Markets Risk  The fund may invest in non-U.S. securities and U.S. securities of companies domiciled in foreign (non-U.S.) countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investments, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in emerging markets as events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual investments will perform as anticipated.

Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

CLASS I ANNUAL TOTAL RETURN YEARS ENDED 12/31

Best Quarter:	2Q'09, +16.63%
Worst Quarter:	3Q'08, -12.21%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2017
The average annual total returns for the fund’s Class A and C shares below are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are shown for Class I shares only and will vary from the after-tax returns for the other share classes.

Average Annual Total Returns - Diamond Hill Corporate Credit Fund	Label	1 Year	5 Years	10 Years	Inception Date
BofA Merrill Lynch U.S. Corporate and High Yield Index	ICE BofA Merrill Lynch U.S. Corporate and High Yield Index	6.66%	3.94%	6.02%
Consumer Price Index — All Urban Consumers from the Bureau of Labor Statistics plus 3%	Consumer Price Index — All Urban Consumers from the Bureau of Labor Statistics plus 3%	5.11%	4.43%	4.61%
Class A	Class A Before Taxes	3.82%	4.75%	6.38%	Sep. 30, 2002
Class C	Class C Before Taxes	5.77%	4.71%	5.96%	Sep. 30, 2002
Class I	Class I Before Taxes	7.87%	5.78%	7.07%	Jan. 31, 2005
Class I | After Taxes on Distributions	After Taxes on Distributions	5.16%	3.33%	4.66%	Jan. 31, 2005
Class I | After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	4.41%	3.27%	4.48%	Jan. 31, 2005
Class Y	Class Y Before Taxes	7.89%	5.91%	7.00%	Dec. 30, 2011

Historical performance for Class Y shares prior to its inception is based on the performance of Class A shares. Class Y performance has been adjusted to reflect differences in sales charges.
The fund’s primary benchmark, the ICE BofA Merrill Lynch U.S. Corporate and High Yield Index, tracks the performance of U.S. dollar denominated investment grade and below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must be rated by either Moody’s, S&P or Fitch and must have an investment grade rated country of risk, at least one year remaining term to final maturity, a fixed coupon schedule and a minimum outstanding of $250 million for investment grade securities and $100 million for below investment grade securities. Index constituents are capitalization weighted by outstanding issue.
The Fund’s secondary benchmark is the Consumer Price Index — All Urban Consumers from the Bureau of Labor Statistics (CPI) plus a 3 percent risk premium to correspond with the Fund’s long-term goals of achieving returns above the rate of inflation. The CPI is an economic metric that measures prices for a basket of goods and services sold to urban consumers. The index is considered a more accurate record of prices due to higher population density within the sales area.
You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Diamond Hill High Yield Fund
Diamond Hill High Yield Fund
Investment Objective
The investment objective of the Diamond Hill High Yield Fund is high current income with the opportunity for capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 55 of the fund’s prospectus and the Shares of the Funds section on page 46 of the fund’s statement of additional information. You may be required to pay a commission to a broker in connection with purchasing Class I shares of the fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Class A	Class I	Class Y
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price) | Diamond Hill High Yield Fund	3.50%	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Diamond Hill High Yield Fund		Class A	Class I	Class Y
Management Fees (as a percentage of Assets)		0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees		0.25%	none	none
Other Expenses (as a percentage of Assets):	[1]	0.21%	0.17%	0.05%
Expenses (as a percentage of Assets)		0.96%	0.67%	0.55%
[1]	Other expenses have been restated to reflect current expenses.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Diamond Hill High Yield Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	445	645	862	1,487
Class I	68	214	373	835
Class Y	56	176	307	689

Expense Example, No Redemption - Diamond Hill High Yield Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	445	645	862	1,487
Class I	68	214	373	835
Class Y	56	176	307	689

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 137% of the average value of its portfolio.

Principal Investment Strategy
Under normal market conditions, the fund intends to provide exposure to high yield securities by investing at least 80% of its net assets in a diversified portfolio of corporate debt securities that are rated at the time of purchase below investment grade or are unrated. These investments are also known as “junk bonds,” “high yield bonds,” and “non-investment grade bonds,” and may include so called “distressed debt.” Such securities may be public or privately placed U.S. dollar denominated debt securities issued by U.S. and foreign companies of any size, which Diamond Hill Capital Management, Inc. (the “Adviser”) believes represent an attractive investment opportunity. The fund also may invest in other securities including investment grade securities.
While not a part of the fund’s principal investment strategy of investing in corporate bonds, the fund may invest in other debt securities such as trust preferred securities, convertible securities, preferred stock, equity securities, U.S. Government and Agency securities, and mortgage or asset-backed securities. In selecting securities for the fund, the Adviser performs a risk/reward analysis that includes an evaluation of credit risk, interest rate risk, and the legal and technical structure of the security. The Adviser will attempt to take advantage of inefficiencies that it believes exist in the fixed-income markets. The Adviser seeks to invest in securities that the Adviser expects to offer attractive prospects for current income and/or capital appreciation in relation to the risk borne.

Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.
High Yield Securities Risk  The fund will purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.
Fixed Income Risk  The fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the fund’s investments decreases. Interest rates in the U.S. recently have been near or at historically low levels. Consequently, the risk associated with rising interest rates is heightened at this time.
Inflation Risk  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the fund.
Prepayment and Call Risk The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the fund may have to reinvest in securities with a lower yield. The fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Credit Risk  There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by a fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality also may affect liquidity and make it difficult for the fund to sell the security.
Foreign and Emerging Markets Risk  The fund may invest in non-U.S. securities and U.S. securities of companies domiciled in foreign (non-U.S.) countries that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These companies may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investments, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in emerging markets as events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Management Risk  The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual investments will perform as anticipated.

Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility — or variability — of the fund’s annual total returns over time, and shows that fund performance can change from year to year. Prior to calendar year 2016, the bar chart and table reflect the past performance of Diamond Hill High Yield Fund, LP (the “High Yield Partnership”), a private fund managed with full investment authority by the fund’s Adviser, and provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year over the periods indicated and by showing how the fund’s average annual total returns for the periods indicated compared to a relevant market index. The fund is managed in all material respects in a manner equivalent to the management of the High Yield Partnership. The fund’s objectives, policies, guidelines and restrictions are in all material respects equivalent to the High Yield Partnership, and the fund was created for reasons entirely unrelated to the establishment of a performance record. The assets of the High Yield Partnership were converted, based on their value on December 31, 2015, into assets of the fund prior to commencement of operations of the fund. The performance of the High Yield Partnership has been restated to reflect the net expenses and maximum applicable sales charge of the fund for its initial years of investment operations. The High Yield Partnership was not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the High Yield Partnership had been registered under the 1940 Act, its performance may have been adversely affected. Performance of the fund prior to calendar year 2016, is measured from December 4, 2014, the inception of the High Yield Partnership, and is not the performance of the fund. The fund’s and the High Yield Partnership’s past performance is not necessarily an indication of how the fund will perform in the future either before or after taxes. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.

CLASS I ANNUAL TOTAL RETURN YEARS ENDED 12/31

Best Quarter:	3Q'16, +5.84%
Worst Quarter:	3Q'15, -2.93%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2017
The average annual total returns for the fund’s Class A shares below are reduced to reflect the maximum applicable sales charges applicable to the class. After-tax returns are not provided prior to one year because the High Yield Partnership’s tax treatment was different than that of a registered investment company.

Average Annual Total Returns - Diamond Hill High Yield Fund	Label	1 Year	Since Inception	Inception Date
Bank of America ML US High Yield Index	ICE BofA Merrill Lynch US High Yield Index	7.48%	6.02%
Class A	Class A Before Taxes	6.07%	6.59%	Dec. 31, 2015
Class I	Class I Before Taxes	10.36%	8.17%	Dec. 31, 2015
Class I | After Taxes on Distributions	After Taxes on Distributions	6.31%		Dec. 31, 2015
Class I | After Taxes on Distributions and Sales	After Taxes on Distributions and Sale of Fund Shares	5.80%		Dec. 31, 2015
Class Y	Class Y Before Taxes	10.48%	8.28%	Dec. 31, 2015

The ICE BofA Merrill Lynch US High Yield Index tracks the performance of the U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.
You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.